OPERATING LEASES - Narrative (Details)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2015 vessel	Sep. 30, 2015 USD ($)	Jun. 30, 2024 USD ($) vessel lease	Jun. 30, 2023 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2023 USD ($) vessel lease
Lessee, Lease, Description [Line Items]
Variable lease expense				$ 1,700,000
Service element, under ship operating expense			$ 3,800,000	14,400,000
Operating lease, impairment loss			0
Future minimum rental payments			12,565,000
Charter hire expense minimum rentals			11,800,000	17,000,000
Short term lease			12,200,000	27,000,000.0
Payments			$ 12,400,000	$ 23,300,000
Weighted average discount rate, percent			6.50%	5.15%
Weighted average remaining lease term			4 years	4 years 3 months 18 days
Vessels leased out, fixed rate time charter | vessel			9				9
Number of vessels leased out index linked time charters | vessel			29				31
Number of vessels leased out | vessel			38				40
Minimum
Lessee, Lease, Description [Line Items]
Term of contract			1 year
Maximum
Lessee, Lease, Description [Line Items]
Term of contract			10 years
General and Administrative Expense
Lessee, Lease, Description [Line Items]
Operating lease			$ 300,000	$ 300,000
Office Leases
Lessee, Lease, Description [Line Items]
Future minimum rental payments			800,000	1,300,000
Vessels leased to third parties
Lessee, Lease, Description [Line Items]
Vessels leased out to third parties			2,001,400,000				$ 2,134,300,000
Accumulated depreciation			$ 467,100,000				$ 475,000,000.0
SFL Leases
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel			1
Number of vessels reclassified as finance leases | vessel			7
Variable interest rate level						0.10%
Variable lease expense			$ 1,800,000	1,700,000
Purchase option net of sellers credit			$ 112,000,000
Charter term, extension			3 years
Daily charter rate, extension			$ 14,900
SFL Leases | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel	8		8			8
Number of operating leases | lease			2				2
Number of leased vessels under operating leases | vessel			1
Daily time charter rate						$ 17,600
Daily operating expenses rate						7,000
Daily time charter rate		$ 14,900				$ 14,900
Profit share percentage (percent)						33.00%
Base LIBOR rate (percent)			0.233%
Daily time charter rate, adjusted						$ 50
Daily time charter rate, adjusted						25
Operating leases average daily rate			$ 16,171
Profit share			$ 3,700,000	$ 0
Purchase option net of sellers credit		$ 112,000,000				$ 112,000,000
Purchase option timing from lease inception					10 years
Charter term, extension					3 years
Daily charter rate, extension					$ 14,900
Total minimum lease period					13 years